Debentures (Details) $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 06, 2022 ILS (₪)	Jul. 30, 2021 ILS (₪)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2018 ILS (₪)
Debentures [Line Items]
Debenture Current Liabilities		$ 26,233	$ 15,832
Debenture Non Current Liabilities		424,317	369,905
Debentures		450,550	385,737
Series E Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		2,605	2,685
Debenture Non Current Liabilities		21,547	24,854
Debentures		24,152	27,539				₪ 135,000,000
Series F Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		23,628	13,147
Debenture Non Current Liabilities		173,250	113,187
Debentures		196,878	126,334			₪ 222,000,000
Series C Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		0	0
Debenture Non Current Liabilities		130,566	131,385
Debentures	₪ 80,570	130,566	131,385	₪ 164,363,000	₪ 367,220,000
Series D Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		0	0
Debenture Non Current Liabilities		98,954	100,479
Debentures	₪ 385,970,000	$ 98,954	$ 100,479